ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 3, 2017	William M. Beaudoin T +1 617 854 2337 F +1 617 235 9923 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds IV

File Nos. 033-68666; 811-08004

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds IV (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 178 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 27, 2017 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)

Prospectus for AMG GW&K U.S. Small Cap Growth Fund (formerly ASTON Small Cap Fund), AMG Managers DoubleLine Core Plus Bond Fund (formerly ASTON/DoubleLine Core Plus Fixed Income Fund), AMG Managers Fairpointe Focused Equity Fund (formerly ASTON/Fairpointe Focused Equity Fund), AMG Managers Fairpointe Mid Cap Fund (formerly ASTON/Fairpointe Mid Cap Fund), AMG Managers Guardian Capital Global Dividend Fund (formerly ASTON/Guardian Capital Global Dividend Fund), AMG Managers Lake Partners LASSO Alternatives Fund (formerly ASTON/Lake Partners LASSO Alternatives Fund), AMG Managers LMCG Small Cap Growth Fund (formerly ASTON/LMCG Small Cap Growth Fund), AMG Managers Montag & Caldwell Balanced Fund (formerly ASTON/Montag & Caldwell Balanced Fund), AMG Managers Montag & Caldwell Growth Fund (formerly ASTON/Montag & Caldwell Growth Fund), AMG Managers Montag & Caldwell Mid Cap Growth Fund (formerly ASTON/Montag & Caldwell Mid Cap Growth Fund), AMG Managers Pictet International Fund (formerly ASTON/Pictet International Fund),

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AMG Managers Silvercrest Small Cap Fund (formerly ASTON/Silvercrest Small Cap Fund), AMG Managers Value Partners Asia Dividend Fund (formerly ASTON/Value Partners Asia Dividend Fund), AMG River Road Dividend All Cap Value Fund (formerly ASTON/River Road Dividend All Cap Value Fund), AMG River Road Dividend All Cap Value Fund II (formerly ASTON/River Road Dividend All Cap Value Fund II), AMG River Road Focused Absolute Value Fund (formerly ASTON/River Road Focused Absolute Value Fund), AMG River Road Long-Short Fund (formerly ASTON/River Road Long-Short Fund), AMG River Road Select Value Fund (formerly ASTON/River Road Select Value Fund) and AMG River Road Small Cap Value Fund (formerly ASTON/River Road Small Cap Value Fund), dated February 27, 2017; and

(ii)	Statement of Additional Information for AMG GW&K U.S. Small Cap Growth Fund, AMG Managers DoubleLine Core Plus Bond Fund, AMG Managers Fairpointe Focused Equity Fund, AMG Managers Fairpointe Mid Cap Fund, AMG Managers Guardian Capital Global Dividend Fund, AMG Managers Lake Partners LASSO Alternatives Fund, AMG Managers LMCG Small Cap Growth Fund, AMG Managers Montag & Caldwell Balanced Fund, AMG Managers Montag & Caldwell Growth Fund, AMG Managers Montag & Caldwell Mid Cap Growth Fund, AMG Managers Pictet International Fund, AMG Managers Silvercrest Small Cap Fund, AMG Managers Value Partners Asia Dividend Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Focused Absolute Value Fund, AMG River Road Long-Short Fund, AMG River Road Select Value Fund and AMG River Road Small Cap Value Fund, dated February 27, 2017.

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin